Related Party Transactions and Balances - Revenues (Expenses) from Related Party Transactions (Detail) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	May 31, 2016
Related Party Transaction [Line Items]
Revenues	$ 13,733,000	$ 17,591,000	$ 38,651,000	$ 52,410,000
Vessel operating expenses	(8,889,000)	(9,821,000)	(26,951,000)	(29,671,000)
General and administrative	(7,469,000)	(22,928,000)	(22,817,000)	(38,990,000)
Interest expense	$ (6,927,000)	$ (3,136,000)	(15,409,000)	$ (3,359,000)
Convertible promissory note [Member]
Related Party Transaction [Line Items]
Outstanding principal balance of convertible debt					$ 100,000,000
Convertible promissory note [Member] | Petrojarl Knarr Fpso [Member]
Related Party Transaction [Line Items]
Interest expense			$ (3,200,000)
Interest rate, percentage	6.50%		6.50%
Outstanding principal balance of convertible debt	$ 0		$ 0
Six Month Loan [Member]
Related Party Transaction [Line Items]
Interest expense			(5,000,000)
Related parties, note payable	$ 0		$ 0
Interest rate, percentage	10.00%		10.00%
Outstanding principal balance of convertible debt					$ 100,000,000